ACQUISITIONS (Details) - Schedule of Fair Value of Identifiable Assets and Liabilities Acquired - Business combinations [member] £ in Millions	Jul. 01, 2019 GBP (£)
At book value [member]
Assets
Financial assets at fair value through profit or loss	£ 7,350
Loans and advances to banks	17
Assets arising from reinsurance contracts held	13,616
Other assets	6
Total assets	20,989
Liabilities
Liabilities arising from non-participating investment contracts	20,981
Other liabilities	8
Total liabilities	20,989
At fair value [member]
Assets
Financial assets at fair value through profit or loss	7,350
Loans and advances to banks	17
Value of in-force business	6
Assets arising from reinsurance contracts held	13,616
Other assets	6
Total assets	20,995
Liabilities
Liabilities arising from non-participating investment contracts	20,981
Other liabilities	8
Total liabilities	20,989
Provisional fair value of net assets acquired	6
Goodwill arising on acquisition	14
Total consideration	20
Fair value adjustments [member]
Assets
Value of in-force business	6
Total assets	6
Liabilities
Provisional fair value of net assets acquired	£ 6